CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 10,655	$ 23,128	$ (59,554)	$ (7,859)	$ 153	$ (33,477)
Balance, shares at Dec. 31, 2016	21,000,000
Net income (loss)			5,820		(50)	5,770
Translation adjustment				945	20	965
Balance at Dec. 31, 2017	$ 10,655	23,128	(53,734)	(6,914)	123	(26,742)
Balance, shares at Dec. 31, 2017	21,000,000
Net income (loss)			(11,230)		(123)	(11,353)
Issuance of common stock	$ 2,241	329				2,570
Issuance of common stock, shares	4,100,000
Translation adjustment				669		669
Balance at Dec. 31, 2018	$ 12,896	23,457	(64,964)	(6,245)		$ (34,856)
Balance, shares at Dec. 31, 2018	25,100,000					25,100,000
Net income (loss)			(8,042)		15	$ (8,027)
Issuance of common stock	$ 5,224	1,474				6,698
Issuance of common stock, shares	10,333,333
Sale of ABC Technologies B.V. preferred shares, net		2,041			(1,614)	427
Translation adjustment				73		73
Balance at Dec. 31, 2019	$ 18,120	$ 26,972	$ (73,006)	$ (6,172)	$ (1,599)	$ (35,685)
Balance, shares at Dec. 31, 2019	35,433,333					35,433,333